Other Assets - Summary of Other Assets (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Miscellaneous assets [abstract]
Rental income from investment properties	¥ 29,427	¥ 25,322	¥ 20,879